As filed with the Securities and Exchange Commission on January 26, 2006

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	63	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	64	[	X	]

(Check appropriate box or boxes.)

Potomac Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Angela L. Pingel
U.S. Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on February 1, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

POTOMAC FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus for the Investor Class of the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund.

Statement of Additional Information for the Investor Class of the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund.

Part C of Form N-1A

Signature Page

Exhibits

PROSPECTUS

Investor Class

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Evolution Managed Bond Fund

Evolution All-Cap Equity Fund
(formerly Evolution Managed Equity Fund)

Evolution Large Cap Fund

Evolution Small Cap Fund

Evolution Total Return Fund

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 1, 2006

Table of Contents

OVERVIEW	1

ABOUT THE FUNDS	2

EVOLUTION MANAGED BOND FUND	2
EVOLUTION ALL-CAP EQUITY FUND	4
EVOLUTION LARGE CAP FUND	6
EVOLUTION SMALL CAP FUND	8
EVOLUTION TOTAL RETURN FUND	10
PRINCIPAL RISK FACTORS	12
HISTORICAL PERFORMANCE	14
FEES AND EXPENSES OF THE FUNDS	16

ABOUT YOUR INVESTMENT	19

SHARE PRICES OF THE FUNDS	19
RULE 12B-1 FEES	20
HOW TO INVEST IN SHARES OF THE FUNDS	20
HOW TO EXCHANGE SHARES OF THE FUNDS	23
HOW TO SELL SHARES OF THE FUNDS	23
ACCOUNT AND TRANSACTION POLICIES	24

ADDITIONAL INFORMATION	27

MANAGEMENT OF THE FUNDS	27
PORTFOLIO HOLDINGS INFORMATION	27
DISTRIBUTIONS AND TAXES	28
MASTER/FEEDER OPTION	29

FINANCIAL HIGHLIGHTS	30

PRIVACY NOTICE (Not a part of the prospectus)	PN-1

MORE INFORMATION ON THE POTOMAC FUNDS	BACK COVER

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

i

OVERVIEW

This Prospectus describes the Investor Class shares of the Evolution Managed Bond Fund (the “Managed Bond Fund”), the Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund) (the “All-Cap Equity Fund”), the Evolution Large Cap Fund (the “Large Cap Fund”), the Evolution Small Cap Fund (the “Small Cap Fund”) and the Evolution Total Return Fund (the “Total Return Fund” and, together with the Managed Bond Fund, the All-Cap Equity Fund, the Large Cap Fund and the Small Cap Fund, the “Funds”) of the Potomac Funds. The Funds currently are offered exclusively to clients of Flexible Plan Investments, Ltd. (“FPI” or “Subadviser”). Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the Funds’ investment adviser and FPI serves as the Funds’ subadviser. (Collectively, Rafferty and FPI are referred to herein as “Advisers” in certain circumstances.)

“Evolution” in the Funds’ names refers to the dynamic asset allocation strategy employed by the Subadviser in managing each Fund’s assets. The Subadviser selects the investment opportunities it believes will have the best performance and holds them until it believes another opportunity has greater potential.

The Managed Bond Fund, the All-Cap Equity Fund, the Large Cap Fund and the Small Cap Fund seek high appreciation on an annual basis consistent with a high tolerance for risk. The Total Return Fund seeks high total return on an annual basis consistent with a high tolerance for risk. Each Fund is aggressively managed by the Subadviser. The Subadviser seeks investment opportunities for each Fund that maximizes each Fund’s investment returns. The Managed Bond Fund will invest primarily in fixed-income securities indirectly through exchange-traded funds (“ETFs”), closed end investment companies and derivative securities. The All-Cap Equity Fund, the Large Cap Fund and the Small Cap Fund will invest primarily in equity securities, both directly and indirectly through other investment vehicles, including American Depositary Receipts (“ADRs”), ETFs, closed end investment companies and derivative securities. The Total Return Fund will primarily invest directly or indirectly in income generating securities, including dividend paying equities, interest bearing fixed income securities, ETFs and derivative securities. Generally, when investing the assets of each Fund, the Subadviser begins by creating a universe of securities “baskets” from the securities in which each Fund may invest. Next, the Subadviser monitors daily the total return performance of the individual baskets over a predetermined period and ranks the baskets against each other. The Subadviser then selects the baskets it believes have the greatest potential when comprising each Fund’s portfolio. Finally, the Adviser positions each Fund’s assets in accordance with the Subadviser’s recommendations.

Each Fund’s investment strategy may result in the investment of a large portion or all of the assets of each Fund in cash or cash equivalents at any given time for temporary defensive purposes to provide security of principal, current income and liquidity.

There is no assurance that the Funds will achieve their objectives.

1

ABOUT THE FUNDS

EVOLUTION MANAGED BOND FUND

Fund Objective

The Managed Bond Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

The Managed Bond Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

Portfolio Investment Strategy

The Managed Bond Fund is aggressively managed by the Subadviser. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including ETFs and closed end investment companies (collectively “fixed-income securities”). To a limited extent, the Managed Bond Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Managed Bond Fund seeks to gain exposure include:

•	U.S. treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;
•
Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; and

•	High-yield (“junk”) bonds.

The Managed Bond Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Managed Bond Fund’s portfolio. The Subadviser may position the Managed Bond Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Managed Bond Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category. In addition, the Managed Bond Fund invests in fixed-income securities without any restriction on maturity. The Subadviser also may invest up to 50% of the Managed Bond Fund’s assets in short positions in fixed-income securities.

2

In conducting its analysis, the Subadviser creates from the universe of fixed-income securities various “baskets” of securities that are defined by differences in creditworthiness and duration to maturity. Examples of baskets of securities in which the Managed Bond Fund may invest include, but are not limited to, deep discount closed-end bond funds, bond ETFs, high-yield closed end bond funds and international closed end bond funds. The Subadviser evaluates and ranks the short-term performance of each basket and usually invests the Managed Bond Fund’s assets in the top performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Managed Bond Fund.

The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Managed Bond Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the fixed-income securities baskets, the more assets the Managed Bond Fund will invest in the cash basket. As a result, up to 100% of the Managed Bond Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defenses purposes. To earn income on available cash, a large portion or all of the assets of the Managed Bond Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Managed Bond Fund may not achieve its investment objective.

Risk Factors

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Managed Bond Fund is also subject to the following risks:

Credit Risk and Lower-Quality Debt Securities

The Managed Bond Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. The Managed Bond Fund may invest in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Managed Bond Fund’s performance may vary significantly as a result. Therefore, an investment in the Managed Bond Fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.

3

Interest Rate Changes

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk and Risk of Mortgage-Backed Securities

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Managed Bond Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risk of Asset-Backed Securities

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Managed Bond Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

 EVOLUTION ALL-CAP EQUITY FUND

Fund Objective

The All-Cap Equity Fund (formerly the Evolution Managed Equity Fund) seeks high appreciation on an annual basis consistent with a high tolerance for risk.

The All-Cap Equity Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

Portfolio Investment Strategy

The All-Cap Equity Fund is aggressively managed by the Subadviser. The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and closed end investment companies. The All-Cap Equity Fund also may invest in futures, options and swaps. The All-Cap Equity Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The All-Cap Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The All-Cap Equity Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities. The Subadviser also may invest up to 50% of the All-Cap Equity Fund’s assets in short positions in equity securities.

4

The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the All-Cap Equity Fund’s portfolio. In conducting its analysis, the Subadviser creates baskets of equity securities (long and short) each of which is defined by a common set of criteria. For instance, the securities in a domestic equity securities basket typically will represent one of six “style boxes” - Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value and Small Cap Growth. The style boxes may be further delineated to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios and another containing high-yield stocks, and so on. The universe of equity securities will be drawn from the three main Standard & Poor’s® (“S&P®”) indexes - S&P 500® Index, S&P 400 MidCap Index and S&P 600 SmallCap Index, together with international equity securities baskets, typically consisting of ETFs, ADRs and other closed end investment companies, grouped by region, countries, sectors or other common characteristics.

The Subadviser evaluates and ranks the short-term total return performance of each basket and usually invests the All-Cap Equity Fund’s assets in the top-performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the All-Cap Equity Fund.

The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the All-Cap Equity Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the equity securities baskets, the more assets the All-Cap Equity Fund will invest in the cash basket. As a result, up to 100% of the All-Cap Equity Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the All-Cap Equity Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the All-Cap Equity Fund may not achieve its investment objective.

5

Risk Factors

In addition to the principal risks discussed in the “Principal Risks Factors” section below, the All-Cap Equity Fund also is subject to the following risks:

Risks of Investing in Equity Securities

The All-Cap Equity Fund may invest in publicly issued equity securities, including common stocks. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the All-Cap Equity Fund invests will cause the net asset value of the All-Cap Equity Fund to fluctuate.

Risks of Investing in Small Capitalization Companies

Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

 EVOLUTION LARGE CAP FUND

Fund Objective

The Large Cap Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

The Large Cap Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

Portfolio Investment Strategy

The Large Cap Fund is aggressively managed by the Subadviser. The Large Cap Fund will typically invest at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and closed end investment companies. The Large Cap Fund considers equity securities to be large capitalization if they have market capitalizations greater than $2 billion at the time of purchase. As of December 31, 2005, the market capitalization of companies included in the Russell 1000® Index was between $563 million and $371.7 billion. The Large Cap Fund also may invest in futures, options and swaps. The Large Cap Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Large Cap Fund invests in equity securities of any investment style, market sector or industry. The Large Cap Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities. The Subadviser also may invest up to 50% of the Large Cap Fund’s assets in short positions in equity securities.

6

The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Large Cap Fund’s portfolio. In conducting its analysis, the Subadviser creates baskets of equity securities (long and short) each of which is defined by a common set of criteria. For instance, the securities in a domestic equity securities basket typically will represent one of three “style boxes” - Large Cap Value, Large Cap Growth or Large Cap Blend. The style boxes may be further delineated to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios for each of the three style boxes, and another set of three boxes containing high-yield stocks, and so on. The universe of equity securities will be drawn from the Russell 1000® Index and may include international equity securities baskets, typically consisting of ETFs, ADRs and closed end investment companies, grouped by regions, countries, sectors or other common characteristics.

The Subadviser evaluates and ranks the short-term total return performance of each basket and usually invests the Large Cap Fund’s assets in the top-performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Large Cap Fund.

The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s ranking strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Large Cap Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the equity securities baskets, the more assets the Large Cap Fund will invest in the cash basket. As a result, up to 100% of the Large Cap Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the Large Cap Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Large Cap Fund may not achieve its investment objective.

7

Risk Factors

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Large Cap Fund is also subject to the following risk:

Risks of Investing in Equity Securities

The Large Cap Fund may invest in publicly issued equity securities, including common stocks. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Large Cap Fund invests will cause the net asset value of the Large Cap Fund to fluctuate.

 EVOLUTION SMALL CAP FUND

Fund Objective

The Small Cap Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

The Small Cap Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

Portfolio Investment Strategy

The Small Cap Fund is aggressively managed by the Subadviser. The Small Cap Fund will typically invest at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and closed end investment companies. The Small Cap Fund considers equity securities to be small capitalization if they have market capitalizations within the capitalization range of the Russell 2000® Index at the time of purchase. As of December 31, 2005, the market capitalization of companies included in the Russell 2000® Index was between $26 million and $4.4 billion. The Small Cap Fund also may invest in futures, options and swaps. The Small Cap Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Small Cap Fund invests in equity securities of any investment style, market sector or industry. The Small Cap Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities. The Subadviser also may invest up to 50% of the Small Cap Fund’s assets in short positions in equity securities.

The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Small Cap Fund’s portfolio. In conducting its analysis, the Subadviser creates baskets of equity securities (long and short) each of which is defined by a common set of criteria. For instance, the securities in a domestic equity securities basket typically will represent one of three “style boxes” - Small Cap Value, Small Cap Growth or Small Cap Blend. The style boxes may be further delineated to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios for each of the three style boxes, and another set of three boxes containing high-yield stocks, and so on. The universe of equity securities will be drawn from the Russell 2000® Index and may include international equity securities baskets, typically consisting of ETFs, ADRs and closed end investment companies, grouped by regions, countries, sectors or other common characteristics.

The Subadviser evaluates and ranks the short-term total return performance of each basket and usually invests the Small Cap Fund’s assets in the top-performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

8

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Small Cap Fund.

The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s ranking strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Small Cap Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the equity securities baskets, the more assets the Small Cap Fund will invest in the cash basket. As a result, up to 100% of the Small Cap Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the Small Cap Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Small Cap Fund may not achieve its investment objective.

Risk Factors

In addition to the principal risks discussed in the “Principal Risks Factors” section below, the Small Cap Fund also is subject to the following risks:

Risks of Investing in Equity Securities

The Small Cap Fund may invest in publicly issued equity securities, including common stocks. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Small Cap Equity invests will cause the net asset value of the Small Cap Fund to fluctuate.

Risks of Investing in Small Capitalization Companies

Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

9

 EVOLUTION TOTAL RETURN FUND

Fund Objective

The Total Return Fund seeks high total return on an annual basis consistent with a high tolerance for risk.

The Total Return Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

Portfolio Investment Strategy

The Total Return Fund is aggressively managed by the Subadviser. The Total Return Fund will typically invest at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, “income generating securities”) or indirectly through securities that invest in or are a derivative of income generating securities. The underlying income generating securities in which the Total Return Fund seeks to gain exposure include:

•	U.S. treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;
•	Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;
•	Dividend paying stocks; and
•	High-yield (“junk”) bonds.

The Total Return Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various income generating securities and market sectors to determine how to position the Total Return Fund’s portfolio. The Subadviser may position the Total Return Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Total Return Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category. In addition, the Total Return Fund may invest in income generating securities without any restriction on maturity. The Subadviser also may invest up to 50% of the Total Return Fund’s assets in short positions in income generating securities.

In conducting its analysis, the Subadviser creates from the universe of income generating securities various “baskets” of securities (long and short) that are defined by differences in fundamental characteristics for dividend paying stocks and in creditworthiness and duration to maturity for fixed income securities. Examples of baskets of securities in which the Total Return Fund may invest include, but are not limited to, deep discount closed end bond funds, high-yielding corporate stocks of various capitalization ranges and high-yielding ADRs of various geographical regions. The Subadviser evaluates and ranks the short-term performance of each basket and usually invests the Total Return Fund’s assets in the top performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum. In addition, there is no fixed allocation between equity and fixed income securities. Rather, the allocation is determined by the Subadviser’s total return momentum ranking of the various baskets of securities in which the Total Return Fund invests.

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The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Total Return Fund.

The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s ranking strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Total Return Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the income generating securities baskets, the more assets the Total Return Fund will invest in the cash basket. As a result, up to 100% of the Total Return Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes. To earn income on available cash, a large portion or all of the assets of the Total Return Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Total Return Fund may not achieve its investment objective.

Risk Factors

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Total Return Fund also is subject to the following risks:

Credit Risk and Lower-Quality Debt Securities

The Total Return Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. The Total Return Fund may invest in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Total Return Fund’s performance may vary significantly as a result. Therefore, an investment in the Total Return Fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.

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Interest Rate Changes

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk and Risk of Mortgage-Backed Securities

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Total Return Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risk of Asset-Backed Securities

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Total Return Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

 PRINCIPAL RISK FACTORS

An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Neither FPI nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

Risks of the Subadviser’s Investment Strategy

While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The Subadviser will aggressively change a Fund’s portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objectives.

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Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

High Portfolio Turnover

A Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risks of Investing in Foreign Securities

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Risks of Investing in ETFs and Closed End Investment Companies

An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs and closed end investment companies are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF and closed end investment company shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs and closed end investment companies are subject to brokerage and other trading costs as the Advisers trade in and out of a fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which would be directly borne by a Fund. Finally, because the value of ETF and closed end investment company shares depends on the demand in the market, the Advisers may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting a Fund’s performance.

Swap Agreement Risks

Each Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counter-party under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

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Risks of Shorting Securities

The Funds may from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices. In general, when a Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities. The Fund is obligated to deliver to the broker securities that are identical to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale. A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short, which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the Funds will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Risks of Investing in Derivatives

A Fund may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Risks of Non-Diversification

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

 HISTORICAL PERFORMANCE

The bar chart and performance tables below provide some indication of the risks of investing in the Managed Bond Fund and the All-Cap Equity Fund by comparing their performance with those of a broad measure of market performance. The information below also illustrates the risks of investing in the Managed Bond Fund and the All-Cap Equity Fund by showing their highest and lowest quarterly returns. The Managed Bond Fund and the All-Cap Equity Fund’s past performance (before and after taxes) is not necessarily an indication of how they will perform in the future. No performance information is presented for the Large Cap Fund, the Small Cap Fund and the Total Return Fund because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

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Evolution Managed Bond Fund

Total Return for the Calendar Year Ended December 31

Fund	Highest Quarterly Return	Lowest Quarterly Return

Managed Bond Fund	2.24% (2nd quarter 2005)	-4.75% (1st quarter 2005)

Average Annual Total Returns as of December 31, 2005
	1 Year	Since Inception	Inception Date
Managed Bond Fund
Return Before Taxes	-5.03%	-3.96%	4/1/04
Return After Taxes on Distributions(1)	-6.20%	-5.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-3.26%	-4.11%
Lehman U.S. Aggregate Bond Index (3)	2.43%	3.62%	4/1/04
Lipper High Current Yield Funds Index(4)	3.00%	6.46%	4/1/04
____________
(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(3)
The Lehman U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect deductions for fees, expenses or taxes.

(4)
The Lipper High Current Yield Funds Index is the average of the 30 largest mutual funds in the Lipper High Current Yield Funds Category. These funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

15

Evolution All-Cap Equity Fund

Total Return for the Calendar Year Ended December 31

Fund	Highest Quarterly Return	Lowest Quarterly Return

All-Cap Equity Fund	11.26% (3rd quarter 2005)	-1.04% (1st quarter 2005)

Average Annual Total Returns as of December 31, 2005
	1 Year	Since Inception	Inception Date
All-Cap Equity Fund
Return Before Taxes	12.48%	7.56%	4/1/04
Return After Taxes on Distributions(1)	11.38%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	8.27%	6.14%
S&P 500® Index (3)	3.00%	5.73%	4/1/04
____________
(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of fund shares, a tax deduction is provided that benefits the investor.

(3)
The S&P 500® Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed. The performance of the index does not reflect deductions for fees, expenses or taxes.

 FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. For the Managed Bond Fund and the All-Cap Equity Fund, the expenses below are restated to reflect actual expenses incurred for the fiscal year ended August 31, 2005 reduced by the contractual expense waiver/reimbursement. For the Large Cap Fund, the Small Cap Fund and the Total Return Fund, the Other Expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2006.

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Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (expenses that are deducted from Fund assets):

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Large Cap Fund	Evolution Small Cap Fund	Evolution Total Return Fund
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.87%(2)	0.72%(2)	0.36%(4)(5)	0.36%(4)(5)	0.36%(4)(5)
Total Annual Fund Operating Expenses	2.12%	1.97%	1.61%	1.61%	1.61%
Expense Waiver/Reimbursement	-0.34%(3)	-0.22%(3)	0.00%	0.00%	0.00%
Net Annual Fund Operation Expenses	1.78%	1.75%	1.61%	1.61%	1.61%

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
As part of the Managed Bond Fund and the All-Cap Equity Fund’s investment strategy, they may take short positions in securities. During the fiscal year ended August 31, 2005, only the Managed Bond Fund entered into short positions. Such additional expenses associated with these investments are included in the calculation above. If these expenses were not included, the Managed Bond Fund’s Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses would be 0.84%, 2.09% and 1.75%, respectively. Although dividends and interest accruing on short positions are an expense to the Managed Bond Fund, these expenses are generally reduced by interest income earned on the proceeds from the short sales. If these income reductions were included above, Other Expenses and Total Annual Operating Expenses would be lower.

(3)
Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Managed Bond Fund and the All-Cap Equity Fund for Other Expenses through August 31, 2006 to the extent that the Managed Bond Fund and the All-Cap Equity Fund’s Total Annual Fund Operating Expenses exceed 1.75% (excluding dividends and interest on short positions and extraordinary expenses) for their Investor Class Shares. Any expense waiver is subject to reimbursement by the Managed Bond Fund and the All-Cap Equity Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(4)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Large Cap Fund, the Small Cap Fund and the Total Return Fund for Other Expenses through August 31, 2006 to the extent that Large Cap Fund, the Small Cap Fund and the Total Return Fund’s Total Annual Fund Operating Expenses exceed 1.75% (excluding dividends and interest on short positions and extraordinary expenses) for their Investor Class shares. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time. Any expense waiver is subject to reimbursement by the Large Cap Fund, the Small Cap Fund and the Total Return Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.

(5)
The Large Cap Fund, the Small Cap Fund and the Total Return Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

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Expense Example

The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Evolution Managed Bond Fund	$181	$560	$964	$2,095
Evolution All-Cap Equity Fund	$178	$551	$949	$2,062
Evolution Large Cap Fund	$164	$508	N/A	N/A
Evolution Small Cap Fund	$164	$508	N/A	N/A
Evolution Total Return Fund	$164	$508	N/A	N/A

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ABOUT YOUR INVESTMENT

 SHARE PRICES OF THE FUNDS

A fund’s share price is known as its net asset value (“NAV”). Each Fund’s Investor Class share price is calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business days’ NAV.

Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•
Equity securities, over-the-counter (“OTC”) securities, ETFs, swap agreements, options futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•
Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Funds or the Adviser believes the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser, under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

 RULE 12B-1 FEES

The Funds have adopted an Investor Class distribution plan under Rule 12b-1 which allows each Fund to charge up to 0.25% of that Fund’s average Investor Class daily net assets to pay for distribution and services provided to Fund shareholders. Because these fees are paid out of the Funds’ Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO INVEST IN SHARES OF THE FUNDS

You may invest in the Funds through traditional investment accounts, IRAs (including Roth IRAs), self-directed retirement plans or company-sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.

Minimum Investment

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$ 10,000	$ 1,000
Retirement Accounts	$ 10,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.

20

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
Potomac Funds - Investor Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 1993 Milwaukee, Wisconsin 53201-1993	Potomac Funds - Investor Class c/o U.S. Bancorp Fund Services, LLC Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

•
The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Funds for any returned payment.

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

21

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment - By Wire

•
If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments - By Wire

Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

•	Your bank may charge a fee for such services.

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares of the Funds.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

•
Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

22

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

•	Write or call the Potomac Funds’ transfer agent or your financial intermediary.

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

 HOW TO SELL SHARES OF THE FUNDS

Generally

•	You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

•	You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank account listed on the Transfer Agent’s records.

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

23

By Telephone or By Mail:

•	Call or write the Funds (see the address and telephone number above).

•
You may sell shares of the Funds by telephone unless you declined telephone redemption privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.

By Wire Transfer:

•	Call the Potomac Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank.

•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.

Through Financial Intermediaries:

•	Select financial intermediaries can place your order to sell shares of the Funds.

•	Payment can be directed to your account normally within three business days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

There are certain times when you may be unable to sell Investor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

24

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

In certain instances when you sell Investor Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	The wire instructions on the account are being added or changed; or

•	There are other unusual situations as determined by the Funds’ transfer agent.

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

25

Redemption in Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading

Each Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all shareholders. The Board of Trustees has adopted a policy regarding excessive trading. Shares of the Funds are offered exclusively to the clients of FPI, in which the Funds’ Subadviser generally initiates transactions in shares of the Funds. As a result, the Funds do not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices. As approved by the Board of Trustees, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive. The Funds further reserve the right to refuse purchase requests from an account that a Fund has identified as engaging in abusive trading practices or any individuals or groups who, in each Fund’s view, are likely to engage in market timing or excessive trading. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since each Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

26

ADDITIONAL INFORMATION

 MANAGEMENT OF THE FUNDS

Rafferty Asset Management, LLC (“Rafferty”) provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York 10004.

Under an investment advisory agreement between the Potomac Funds and Rafferty, each Fund pays Rafferty fees at an annualized rate 1.00% of a Fund’s average daily net assets.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement will be included in the Funds’ semi-annual report for the six-month period ended February 28, 2006 and is currently available in the Funds’ SAI.

Rafferty has retained FPI to serve as subadviser to the Funds. Rafferty (not the Funds) pays FPI a subadvisory fee each month based on the Funds’ prior month’s total net assets at an annualized rate of 0.60% on assets up to $250 million, 0.65% on assets between $250 million and $350 million, 0.70% on assets between $350 million and $450 million and 0.75% on assets over $450 million. FPI is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302. FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner. FPI provides investment management services to individuals, pension and profit plans and non-profit organizations.

An investment team from FPI will manage the Funds’ assets under the supervision of Rafferty. Under the subadvisory arrangement, FPI will direct the allocation of the Funds’ assets among various investment vehicles selected by FPI. Rafferty will implement FPI’s allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

Mr. Wagner and Bruce Greig will serve as portfolio managers to the Funds. Mr. Wagner has been President, Director and sole shareholder of FPI since its organization in 1981. Mr. Greig has been an investment adviser at FPI since May 1995 and currently holds the position of Vice President-Research and Associate Investment Officer.

The Funds’ SAI provides additional information about the compensation of the Funds’ portfolio managers, other accounts they manage, and their ownership of securities of the Funds.

 PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

27

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than “qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
____________
*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

28

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for Funds. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions. Any tax withheld may be applied against your tax liability when you file your tax return.

 MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

29

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Managed Bond Fund and the All-Cap Equity Fund for the periods indicated. No financial information is available for the Large Cap Fund, the Small Cap Fund and the Total Return Fund because they had not commenced operations prior to the date of this Prospectus. The information shown below was audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Investor Class		Investor Class
	Year ended August 31, 2005	April 1, 2004[1] to August 31, 2004	Year ended August 31, 2005	April 1, 2004[1] to August 31, 2004
Per share data:
Net asset value, beginning of period	$18.73	$20.00	$17.55	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.86[7]	0.18[7]	(0.23)	(0.09)
Net realized and unrealized gain (loss) on Investments[6]	(0.41)	(1.50)	3.92	(2.36)

Total from investment operations	0.45	(1.27)	3.69	(2.45)

Less distributions:
Dividends from net investment income	(0.98)	—	—	—
Distributions from realized gains	—	—	—	—

Total distributions	(0.98)	—	—	—

Net asset value, end of period	$18.20	$18.73	$21.24	$17.55

Total return[2]	2.41%	(6.35)%[2]	21.03%	(12.25)%[2]
Supplemental Data and Ratios:
Net assets, end of period	$14,642,348	$15,964,859	$20,183,647	$12,808,094
Ratio of net expenses to average net assets excluding short dividends:
Before expense waiver/recoupment	2.09%	2.19%[3]	1.97%	2.34%[3]
After expense waiver/recoupment	2.00%	2.00%[3]	2.00%	2.00%[3]
Ration of expenses to average net assets including short dividends:
Before expense waiver/recoupment	2.12%	2.46%[3]
After expense waiver/recoupment	2.03%	2.27%[3]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense waiver/recoupment	4.54%	2.49%[3]	(1.11)%	(1.55)%[3]
After expense waiver/recoupment	4.63%[8]	2.68%[3,8]	(1.14)%	(1.21)%[3]
Portfolio turnover rate[5]	941%	536%	1,374%	558%

[1]	Commencement of operations.
[2]	Not annualized. All returns reflect reinvested dividends if any but do not reflect the impact of taxes.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]
Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, future contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

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[7]
Net investment income (loss) before dividends on short positions for the period ended August 31, 2004 and the year ended August 31, 2005 were $0.89 and $0.21, respectively, for the Evolution Managed Bond Fund.

[8]
The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2004 and the year ending August 31, 2005 were 2.95% and 4.66%, respectively, for the Evolution Managed Bond Fund.

31

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.
For questions about our policy, please contact us at (800) 851-0511.

Not a part of the prospectus.

PN-1

More Information on

The Potomac Funds

Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Potomac Funds P.O. Box 1993 Milwaukee, Wisconsin 53201-1993

Call:	(800) 851-0511

By Internet:	www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

P R O S P E C T U S

Investor Class

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

Evolution Managed Bond Fund

Evolution All-Cap Equity Fund
(formerly Evolution Managed Equity Fund)

Evolution Large Cap Fund

Evolution Small Cap Fund

Evolution Total Return Fund

February 1, 2006

POTOMAC FUNDS

Evolution Managed Bond Fund
Evolution All-Cap Equity Fun
(formerly Evolution Managed Equity Fund)
Evolution Large Cap Fund
Evolution Small Cap Fund
Evolution Total Return Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, that offers a variety of investment portfolios to the public. This Statement of Additional Information (“SAI”) relates to five of those portfolios, the Investor Class of the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund), the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (the “Funds”).

This SAI dated February 1, 2006 is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated February 1, 2006. This SAI is incorporated herein by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

Dated: February 1, 2006

TABLE OF CONTENTS
Page
THE POTOMAC FUNDS	1

CLASSIFICATION OF THE FUNDS	1

INVESTMENT POLICIES AND TECHNIQUES	1

American Depositary Receipts (“ADRs”)	1
Asset-Backed Securities	2
Bank Obligations	2
Corporate Debt Securities	3
Equity Securities	4
Foreign Securities	4
Illiquid Investments and Restricted Securitie	5
Indexed Securities	6
Junk Bonds	7
Options, Futures and Other Strategies	7
Other Investment Companies	12
Repurchase Agreements	13
Short Sales	13
Swap Agreements	14
U.S. Government Securities	15
Zero-Coupon Securities	15
Other Investment Risks and Practices	16

INVESTMENT RESTRICTIONS	17

PORTFOLIO TRANSACTIONS AND BROKERAGE	19

PORTFOLIO HOLDINGS INFORMATION	20

MANAGEMENT OF THE TRUST	21

Trustees and Officers	21
Principal Shareholders, Control Persons and Management Ownership	27
Investment Adviser and Subadviser	28
Portfolio Manager	32
Proxy Voting Policies and Procedures	33
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	34
Distributor	34
Distribution Plan	34
Independent Registered Public Accounting Firm	35

DETERMINATION OF NET ASSET VALUE	36

PURCHASES AND REDEMPTIONS	37
Retirement Plans	37
Redemption in Kind	37

i

Redemptions by Telephone	38
Receiving Paymen	38
Anti-Money Laundering	39

EXCHANGE PRIVILEGE	39

SHAREHOLDER INFORMATION	39

Shareholder Information	39

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	40

Dividends and Other Distributions	40
Taxes	40

FINANCIAL STATEMENTS	43

APPENDIX A	A-1

APPENDIX B	B-1

ii

THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 27 separate series, of which 25 are currently offered to the public. This SAI relates only to the Investor Class of the Evolution Managed Bond Fund (the “Managed Bond Fund”), the Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund) (the “All-Cap Equity Fund”), the Evolution Large Cap Fund (the “Large Cap Fund”), the Evolution Small Cap Fund (the “Small Cap Fund”) and the Evolution Total Return Fund (the “Total Return Fund”).

CLASSIFICATION OF THE FUNDS

The Funds are “non-diversified” series of the Trust pursuant to the 1940 Act. The Funds are considered “non-diversified” because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Funds’ classification as a “non-diversified” investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The Managed Bond Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in fixed-income debt securities. The All-Cap Equity Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Large Cap Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in large cap equity securities. The Small Cap Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in small cap equity securities. The Total Return Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in income generating securities. The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of their objectives.

American Depositary Receipts (“ADRs”)

A Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Asset-Backed Securities

A Fund may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments. A Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). A Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Funds’ ability to resell when they deem advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services©, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, the Funds may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, the Funds may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Securities

A Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

A Fund may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid. The Funds do not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty or Flexible Plan Investments Ltd., (“FPI” or “Subadviser”) considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. (Collectively, Rafferty and FPI are referred to herein as “Advisers” in certain circumstances.) In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

A Fund may invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”). SPDRs® represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500® Index”) and whose shares trade on the American Stock Exchange (“AMEX”). The value of SPDRs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs®, however, may not be equivalent to the pro rata value of the S&P 500® Index. SPDRs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

A Fund may invest in DIAMONDS®. DIAMONDS® represent an investment in a unit investment trust (“DIAMONDS® Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM (“DJIASM”). The DIAMONDS® Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIASM. The DIAMONDS® Trust’s shares trade on the AMEX. An investment in DIAMONDS® is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS® are designed to provide investment results that generally correspond to the price and yield performance of the DJIASM, the DIAMONDS® Trust may not be able to exactly replicate the performance of the DJIASM because of trust expenses and other factors.

A Fund may invest in NASDAQ-100 Index Tracking Stock®, often referred to as QQQs®. QQQs® represent ownership in the NASDAQ-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ-100 Index® and whose shares trade on the AMEX. The value of the QQQs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs®, however, may not be equivalent to the pro rata value of the NASDAQ-100®. QQQs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs®, DIAMONDS® and QQQs® are considered investments in other investment companies discussed below.

The Funds may invest, instead of or in addition to these indexed securities, in shares of alternate ETFs tracking the same market indices or other market indices within the same general market.

Junk Bonds

The Funds may invest in lower-rated debt securities of any maturity, often called “junk bonds.”

“Junk Bonds,” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit A Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisers will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, the Funds are not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisers may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)  Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Advisers may still not result in a successful transaction. The Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX® and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the same rights as above, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

A Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

The Funds intend to limit their investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Short Sales

A Fund may engage in short sale transactions under which it sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund’s short position.

Swap Agreements

A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

A Fund may enter into a swap agreement in circumstances where Rafferty or the Subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities

A Fund may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a its investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Managed Bond Fund and the All-Cap Equity Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Managed Bond Fund and the All-Cap Equity Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of its portfolio. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Managed Bond Fund and the All-Cap Equity Fund have adopted the following fundamental investment limitation:

8. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The Large Cap Fund, the Small Cap Fund and the Total Return Fund have adopted the following fundamental investment limitation:

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) to enter into reverse repurchase agreements; and (3) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.
The Funds have adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty and/or the Funds’ Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations there-under. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds’ Subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Funds’ Subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Funds’ Subadviser in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Funds’ Subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Funds or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by the Managed Bond Fund and the All-Cap Equity Fund for the following fiscal periods are shown in the tables below. No information is shown for the Large Cap Fund, the Small Cap Fund and the Total Return Fund because they had not commenced operations prior to the date of this SAI.

Evolution Managed Bond Fund	Brokerage Fees Paid
Year Ended August 31, 2005	$ 121,715
April 1, 2004 - August 31, 2004	$ 95,648

Evolution All-Cap Equity Fund	Brokerage Fees Paid
Year Ended August 31, 2005	$ 135,915
April 1, 2004 - August 31, 2004	$ 53,137

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of a Fund’s complete holdings is required to be made quarterly within sixty days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing the complete portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days. In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.

The Funds also disclose daily up to the top 25 holdings (“top 25 holdings”) on the website of the Subadviser at http://www.flexibleplan.com. The top 25 holdings are normally updated after the close of the current day’s trading and before the start of the next day’s trading. The top 25 holdings for each Fund will remain posted on the Subadviser’s website for at least six months. The Funds may provide separately to any person, including rating and ranking organizations such as Standard & Poor’s® and Morningstar, the Funds’ top 25 holdings commencing the day after it is first published on the Subadviser’s website or a complete list of portfolio holdings is filed with the SEC.

In addition, the Funds’ service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	39	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	39	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	39	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	39	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	39	None

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006
President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995-1999.
				N/A	None
Daniel D. O’Neill Age: 38	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
David VerMeulen Age: 57	Executive Vice President - Chief Marketing Officer	One Year; Since 2006	Senior Vice Preisdent - Income Services Group, Fidelity Investments, 2003-2004; Executive Vice President - Business Services, SunLife Distributors, 2000-2002.	N/A	None
William Franca Age: 49	Executive Vice President - Head of Distribution	One Year; Since 2006	Senior Vice President - National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None
Timothy P. Hagan Age: 64	Chief Compliance Officer;	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Philip A. Harding Age: 63	Senior Vice President: Sales and Marketing	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Todd Kellerman Age: 33	Vice President	Once Year; Since 2006	Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant - Business Consulting, Arthur Anderson, 1999-2000.	N/A	None
Sean Smyth Age: 34	Vice President: Portfolio Management	Once Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments, 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President: Sales and Marketing	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President: Sales and Marketing	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President, Salomon Smith Barney, 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 25 portfolios of the 27 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

The following table shows the amount of equity securities in the portfolios of the Potomac Complex owned by the Trustees as of the calendar year ended December 31, 2005:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay F. Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
Managed Bond Fund	$ 0	$ 0	$ 0	$ 0	$ 0
All-Cap Equity Fund	$ 0	$ 0	$ 0	$ 0	$ 0
Large Cap Fund(1)	$ 0	$ 0	$ 0	$ 0	$ 0
Small Cap Fund(1)	$ 0	$ 0	$ 0	$ 0	$ 0
Total Return Fund(1)	$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Complex(2)	$ 0	$ 0	$0	$10,001 - $50,000	$ 0
(1)	As of the date of this SAI, the Large Cap Fund, the Small Cap Fund and the Total Return Fund had not commenced operations.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 25 portfolios of the 27 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2005:

	Aggregate Compensation From the:					Pension or Retirement Benefits Accrued As	Estimated	Aggregate Compensation From the Potomac
Name of Person, Position	Managed Bond Fund	All-Cap Equity Fund	Large Cap Fund(1)	Small Cap Fund(1)	Total Return Fund(1)	Part of the Trust’s Expenses	Annual Benefits Upon Retirement	Complex(3) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0	$0	$0	$0	$0
Jay F. Higgins	$303	$439	$0	$0	$0	$0	$0	$15,000
Disinterested Trustees
Kevin G. Boyle	$375	$544	$0	$0	$0	$0	$0	$18,500
Daniel J. Byrne	$375	$544	$0	$0	$0	$0	$0	$18,500
Richard G. Jackson(2)	$0	$0	$0	$0	$0	$0	$0	$0
Gerald E. Shanley III	$498	$720	$0	$0	$0	$0	$0	$24,500

(1)	As of August 31, 2005, the Large Cap Fund, the Small Cap Fund and the Total Return Fund had not commenced operations.
(2)	Mr. Jackson resigned from the Board of Trustees effective October 15, 2004.
(3)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 25 portfolios of the 27 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of December 30, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Managed Bond Fund and the All-Cap Equity Fund:

Evolution Managed Bond Fund--Investor Class

Name and Address	% Ownership
Trust Company of America FBO FPI2 P.O. Box 6503 Englewood, CO 80155-6503	47.77%
Nationwide Trust Co. Cust. FBO IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	43.58%

Evolution All-Cap Equity Fund--Investor Class

Name and Address	% Ownership
Nationwide Trust Co. Cust. FBO IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	46.43%
Trust Company of America FBO FPI2 P.O. Box 6503 Englewood, CO 80155-6503	42.58%
Nationwide Insurance Company 1 Nationwide Plaza Columbus, OH 43218	5.08%

In addition, as of December 30, 2005, the Trustees and officers as a group owned less than 1% of the Managed Bond Fund and the All-Cap Equity Fund.

Because the Large Cap Fund, the Small Cap Fund and the Total Return Fund have not commenced operations as of the date of this SAI, they had no control persons or principal holders and the Trustees and officers as a group did not own any of their shares.

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and Rafferty, Rafferty provides a continuous investment program for a Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

Each Fund is responsible for its own operating expenses. For the Managed Bond Fund and the All-Cap Equity Fund, Rafferty has contractually agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) through August 31, 2006 to the extent that their Investor Class expenses exceed 1.75% of average daily net assets. For the Large Cap Fund, the Small Cap Fund and the Total Return Fund, Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) through August 31, 2006 to the extent that their Investor Class expenses exceed 1.75% of average daily net assets. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The tables below show the amount of advisory fees paid and the amount of fees waived and/or absorbed by Rafferty for the Managed Bond Fund and the All-Cap Equity Fund for the following fiscal periods. No information is shown for the Large Cap Fund, the Small Cap Fund and the Total Return Fund because they had not commenced operations prior to the date of this SAI.

Evolution Managed Bond Fund	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Advisor
Year Ended August 31, 2005	$140,996	$0
April 1, 2004 - August 31, 2004	$58,344	$11,033

Evolution All-Cap Equity Fund	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Advisor
Year Ended August 31, 2005	$196,594	$0
April 1, 2004 - August 31, 2004	$53,828	$17,999

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and FPI, FPI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. An investment team from FPI will manage for the Funds’ assets, under the supervision of Rafferty. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of Fund assets among specific baskets of securities, created by FPI. Then, Rafferty will implement FPI’s investment decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities. For the investment subadvisory services provided to the Funds, Rafferty will pay FPI each month based on the Funds’ prior month’s total net assets at an annualized rate of 0.60% on assets up to $250 million, 0.65% on assets between $250 million and $350 million, 0.70% on assets between $350 million and $450 million and 0.75% on assets over $450 million.

The Subadvisory Agreement was initially approved by the Board of the Trust (including all of the Trustees who are not “interested persons” of Rafferty or FPI, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, FPI or the Trust; and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or a 90-day written notice by FPI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of FPI upon termination of the Subadvisory Agreement.

The Board of Trustees considered the appointment of Rafferty as adviser and FPI as subadviser to the All-Cap Equity Fund and the Managed Bond Fund and the renewal of the Advisory Agreement and Subadvisory Agreement (the “Agreements”) at a meeting held on January 16, 2006. The Board also considered the appointment of Rafferty and FPI as subadviser to the Large Cap Fund, Small Cap Fund, and Total Return Fund and the approval of the Agreements concerning these three Funds at meetings held on November 18, 2005 and January 16, 2006. As part of the renewal and approval process, legal counsel to the Funds and the independent Trustees sent information request letters to Rafferty and FPI seeking certain relevant information. Responses by Rafferty and FPI were provided to the Trustees for their review prior to their meetings. The Board was provided with the opportunity to request any additional materials. The Board posed questions to management personnel of Rafferty regarding certain key aspects of the material submitted in support of the approval.

Provided below is an overview of certain of the factors the Board considered at the November and January meetings concerning the respective Funds. The Board did not identify any particular information that was most relevant to its consideration to approve each Agreement and each Trustee may have afforded different weight to the various factors.

Evolution All-Cap Equity Fund and Evolution Managed Bond Fund

Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services to be provided under each Agreement and noted that there would no changes in the services provided by Rafferty and FPI to the two Funds. The Board considered Rafferty’s representation that it has the financial resources, commitment and appropriate staffing to provide the same scope and quality of services that it provides to other funds in the Potomac fund complex. The Board also considered that the primary role of FPI to create an investment program for the Funds and make asset allocations, as well as that Rafferty’s primary role is to effect the trades of the Funds and oversee the management and operations of the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer is provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Potomac fund complex and offer additional investment options to shareholders through the creation of new funds and Rafferty’s efforts to promote the Funds and increase assets. In addition, the Board considered Rafferty’s representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty and FPI to the Funds under each Agreement were appropriate.

Performance of the Funds and Fund Expenses. With respect to the Managed Bond Fund and All-Cap Equity Fund, the Board considered the investment performance of the Funds compared to their benchmark indices in 2004 and 2005. With respect to the Managed Bond Fund, the Board noted that the Fund underperformed in comparison to its benchmark index since its inception in April 2004. With respect to the All-Cap Equity Fund, the Board noted that although the Fund underperformed in comparison to its benchmark index in 2004, it outperformed this index in 2005. The Board also considered the current expenses of the Funds, including the advisory fees and subadvisory fees to be paid to Rafferty and FPI, respectively, and noted Rafferty’s representation that Rafferty’s fees are comparable to other sub-advised funds in the Potomac fund complex. In addition, the Board noted that Rafferty has contractually agreed to limit each Fund’s expenses for its fiscal year. Concerning subadvisory fees, the Board noted that FPI represented that it will pass any benefits of lower Fund fees to clients currently enrolled in its wrap accounts for clients wishing to invest in the Funds. The Board also considered that the subadvisory fees to be paid to FPI will be based on the prior month’s aggregate total net assets of the two Funds and three other Evolution funds in the Potomac fund complex. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the proposed expenses of the Funds were reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the proposed fees to be paid to Rafferty, including any fee waivers or expense reimbursements, and FPI. In addition, the Board considered (as noted above) the representations of Rafferty and FPI that FPI will pass any benefits of lower fund fees to clients currently enrolled in its wrap accounts for clients wishing to invest in the Funds. The Board also considered Rafferty’s representation that although Rafferty cannot accurately assess profitability at this time, profits derived from managing the two Funds have been minimal. Based on these considerations and other considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty’s representation that asset levels have grown since the Funds were included on a 401(k) platform. In addition, the Board considered Rafferty’s representation that the addition of three new Evolution funds will also increase overall assets under management and FPI’s representation that any advantages procured by additional assets are likely to be minimized by FPI’s management of the five Evolution funds with their different portfolios, investment criteria and security selection. Based on these and other considerations the Board determined that, in the exercise of its business judgment, the Funds have not reached economies of scale requiring a reduction in fee rates or additions of breakpoints.

Other Benefits. The Board considered FPI’s representation that the Funds would permit FPI to offer additional investment options to its clients and that the Funds would benefit from their exposure to FPI’s existing client base, a wholesaler network and a vast network of financial advisers and broker-dealers with which it has relationships.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that each Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved each Agreement.

Evolution Large Cap Fund, Evolution Small Cap Fund, and Evolution Total Return Fund

Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services to be provided under each Agreement and noted that they would be similar to the services provided by Rafferty and FPI to the two other Evolution funds in the Potomac Fund complex currently in operation. The Board considered Rafferty’s representation that it has the financial resources, commitment and appropriate staffing to provide the same scope and quality of services that it provides to other funds in the Potomac fund complex. The Board also considered that the primary role of FPI is to create an investment program for the Funds and make asset allocations, as well as that Rafferty’s primary role is to effect the trades of the Funds and oversee the management and operations of the Funds. The Board also considered the ability of Rafferty and FPI to adopt and implement compliance and control functions for the Funds. The Board also considered Rafferty’s ability to increase assets of the Potomac fund complex and offer additional investment options to shareholders through the creation of new funds and Rafferty’s efforts to promote the Funds and increase assets. The Board also considered the Rafferty’s representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty and FPI to the Funds under each Agreement were appropriate.

Fund Expenses and Performance of the Funds. The Board considered the anticipated expenses of the proposed Funds and noted that Rafferty expects large inflows of assets from each Fund’s participation in a 401(k) platform. The Board considered the proposed advisory fees and subadvisory fees to be paid to Rafferty and FPI, respectively, and noted Rafferty’s representation that Rafferty’s fees are comparable to other sub-advised funds in the Potomac fund complex. In addition, the Board noted that Rafferty has voluntarily agreed to limit each Fund’s expenses for its fiscal year. Concerning subadvisory fees, the Board noted that Rafferty and FPI represented that FPI will pass any benefits of lower Fund fees to clients currently enrolled in its wrap accounts for clients wishing to invest in the Funds. The Board also considered that the subadvisory fees to be paid to FPI will be based on the prior month’s aggregate total net assets of the new Funds and two other Evolution funds in the Potomac fund complex currently in operation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the proposed expenses of the Funds were reasonable. As the three Funds had not commenced operations, the Board did not consider the performance of the Funds.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the proposed fees to be paid to Rafferty, including any fee waivers or expense reimbursements, and FPI and noted Rafferty’s representation that advisory fees are comparable to other sub-advised funds in the Potomac Fund complex. In addition, the Board considered (as noted above) the representations of Rafferty and FPI that FPI will pass any benefits of lower fund fees to clients currently enrolled in its wrap accounts for clients wishing to invest in the Funds. The Board also considered Rafferty’s representation that although profits are difficult to quantify at this time, projected asset levels should increase Rafferty’s overall profitability. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty’s representation that because the Funds had not begun operations, it would be difficult to ascertain whether the Funds will realize economies of scale at this time, but that if assets increase substantially, a fee rate reduction or breakpoints could be revisited. Based on these and other considerations the Board determined that, in the exercise of its business judgment, the Funds are not yet operational and therefore have not reached economies of scale requiring a reduction in fee rates or additions of breakpoints.

Other Benefits. The Board considered FPI’s representation that the Funds would permit FPI to offer additional investment options to its clients and that the Funds would benefit from their exposure to FPI’s existing client base, a wholesaler network and a vast network of financial advisers and broker-dealers with which it has relationships.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that each Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved each Agreement.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

FPI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there-under, the Trust, Rafferty, FPI and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

Portfolio Manager

Mr. Jerry C. Wagner and Mr. Bruce Greig jointly serve as co-portfolio managers of the Funds. In addition to the Funds, Mr. Wagner and Mr. Greig jointly manage the other accounts set forth below. FPI provided the following information regarding the other accounts managed by the Funds’ portfolio managers, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of August 31, 2005.

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	2	$8 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	22,648	$921 million	0	$0

Because the other accounts listed above invest only in shares of mutual funds, FPI has not identified any material conflicts between the Funds and other accounts managed by Mr. Wagner and Mr. Greig. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. FPI’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of August 31, 2005, the co-portfolio mangers’ compensation is paid by FPI and not the Funds. Their compensation primarily consists of a fixed base salary and a bonus. The co-portfolio mangers’ fixed base salary is reviewed periodically and may be increased based on consideration of various factors including, but not limited to, each manager’s experience, overall performance, and management responsibilities. The amount of Mr. Wagner’s bonus is determined at the discretion of FPI while the amount of Mr. Greig’s bonus is determined by applying a formula against FPI’s adjusted net income. Along with all other employees of FPI, the co-portfolio mangers may participate in the firm’s retirement plan where FPI may make matching contributions up to a defined percentage of their salary. The co-portfolio managers’ salary, bonus, and retirement plan benefits are not based on the performance of the Funds or the value of assets held in the Funds’ portfolio.

Set forth below are the dollar ranges of securities of the Managed Bond Fund and the All-Cap Equity Fund beneficially owned by each portfolio manager as of August 31, 2005. No information is provided for the Large Cap Fund, Small Cap Fund and the Total Return Fund as they had not commenced operations as of the date of this SAI.

Fund	Dollar Range of Equity Securities in the Fund
	Bruce Greig	Jerry C. Wagner
Evolution Managed Bond Fund	$1- $10,000	$100,001-$500,000
Evolution All-Cap Equity Fund	$10,001-$50,000	$100,001-$500,000

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix A. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds’ investments.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3 billion, 0.04% on assets between $3 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of fees paid by the Managed Bond and the All-Cap Equity Fund to the Administrator for the following fiscal periods. No information is provided for the Large Cap Fund, Small Cap Fund and the Total Return Fund as they had not commenced operations as of the date of this SAI.

Fiscal Period	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Fiscal Year ended August 31, 2005	$ 22,316	$ 24,329
April 1, 2004 to August 31, 2004	$ 6,924	$ 6,936

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $500 million and $3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios. The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 0.25% of its Investor Class average daily net assets.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The table below shows the amount of 12b-1 fees paid by the Managed Bond Fund and the All-Cap Equity Fund for the fiscal year ended August 31, 2005. No information is provided for the Large Cap Fund, Small Cap Fund and the Total Return Fund as they had not commenced operations as of the date of this SAI.

Fund (Investor Class)	12b-1 fees paid
Evolution Managed Bond Fund	$ 35,249
Evolution All-Cap Equity Fund	$ 49,148

The fee paid to the Distributor by the Funds was used for distribution related expenses, such as advertising and compensation to broker-dealers, sales personnel, and the Distributor. The Funds indicated above that paid 12b-1 fees distributed those fees as follows

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
Evolution Managed Bond Fund	$ 0	$ 0	$ 0	$ 35,249	$ 0	$ 0
Evolution All-Cap Equity Fund	$ 0	$ 0	$ 0	$ 49,148	$ 0	$ 0

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust. The Financial Statements of the Managed Bond Fund and the All-Cap Equity Fund for the fiscal year ended August 31, 2005 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds’ Investor Class is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ® Stock Market for which quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures adopted by the Board.

For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the last sale prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value by procedures adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year (or $8,000 , if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds’ net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Funds determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases should be made by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of the Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of a Fund’s shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.

SHAREHOLDER INFORMATION

Shareholder Information

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Net investment income and any realized net capital gains are distributed as described in the Prospectus under “Distributions and Taxes.” All distributions from each Fund normally are automatically reinvested without charge in additional shares of that Fund.

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another fund generally will have similar consequences.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Fund may invest in the stock of “passive foreign invest-ment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.” Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60 percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.

FINANCIAL STATEMENTS

The financial statements for the Managed Bond Fund and the All-Cap Equity Fund for the fiscal year ended August 31, 2005, are herein incorporated by reference to the Fund Annual Report to Shareholders dated August 31, 2005. To receive a copy of the annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above. No financial statements are available for the Large Cap Fund, the Small Cap Fund and the Total Return Fund because they had not commenced operations as of the date of this SAI.

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

APPENDIX B

Potomac Funds
Proxy Voting Policies and Procedures

The Potomac Funds have adopted the following guidelines (the “Guidelines”) pursuant to which the Funds’ investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I.    Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A.  It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201.

II.    Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

1.  Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2.  Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III.    Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Potomac Funds’ shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV.    Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) there-under. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

POTOMAC FUNDS
PART C

OTHER INFORMATION

Item 23.                               Exhibits.

(a)
Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(b)
By-Laws are herein incorporated by reference from the Trust’s Initial Registration  Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(c)		Voting trust agreement - None
(d)	(i)(A)
Form of Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 18, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(i)(B)
Amendment to Schedule A to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(ii)(A)
Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc. and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 31, 2005 via EDGAR, Accession No. 0000894189-05-000885.

(ii)(B)
Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(ii)(C)
Amendment to Schedule A to the Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(ii)(D)
Form of Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(ii)(E)
Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC for the Potomac Dynamic HY Bond Fund is herein incorporated by reference from the Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(ii)(F)
Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC for the Potomac HY Bear Fund is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(ii)(G)
Form of Investment Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC is herein incorporate by reference from the Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 2, 2004 via EDGAR, Accession No. 0000894189-04-001808.

(iii)(A)
Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(iii)(B)
Amendment to Exhibit A to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(e)	(i)
Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

(ii)
Form of Dealer Agreement is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 17, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(f)		Bonus, profit sharing contracts - None

(g)	(i)
Custodian Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(ii)
Amendment to Exhibit C to the Custodian Agreement is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(h)	(i)(A)
Transfer Agent Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(i)(B)
Amendment to Exhibit A to the Transfer Agent Agreement is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(ii)(A)
Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(ii)(B)
Amendment to Exhibit A to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(iii)(A)
Fulfillment Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(iii)(B)
Amendment to Exhibit A to the Fulfillment Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(i)	(i)
Opinion and consent of counsel for the Evolution Large Cap Fund, the Evolution Small Cap Fund, and the Evolution Total Return Fund is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(ii)
Opinion and consent of counsel for the Evolution Managed Bond Fund and the Evolution All-Cap Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2005 via EDGAR, Accession No. 0000894189-05-003419.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith
(ii)
Powers of Attorney is herein incorporated by reference from the Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 18, 2005 via EDGAR, Accession No. 0000894189-05-001232.

(k)		Financial statements omitted from prospectus - None
(l)
Letter of investment intent is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 18, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(m)	(i)
Investor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

(ii)
Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 20, 2006 via EDGAR, Accession No. 0000894189-06- 000097.

(iii)
Advisor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 17, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(iv)
Amended Schedule A to Advisor Class Plan is herein incorporated by reference from the Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2005 via EDGAR, Accession No. 0000950137-05-010727.

(n)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is herein incorporated by reference from the Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2005 via EDGAR, Accession No. 0000894189-05-003419.

(o)		Reserved

(p)	(i)
Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 1, 2004 via EDGAR, Accession No. 0000894189-04-002567.

(ii)
Code of Ethics of Portfolio Strategies, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 31, 2005 via EDGAR, Accession No. 0000894189-05-000885.

(iii)
Code of Ethics of Flexible Plan Investments, Ltd is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(iv)
Code of Ethics of Hundredfold Advisors is herein incorporated by reference from the Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(v)
Code of Ethics of Transamerica Investment Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2004 via EDGAR, Accession No. 0000898432-04-000568.

(vi)
Code of Ethics for Rafferty Capital Markets, LLC is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

Item 24.                 Persons Controlled by or Under Common Control with Registrant

None.

Item 25.                 Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)
in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i)	such Covered Person shall have provided appropriate security for such undertaking,

(ii)	the Trust is insured against losses arising out of any such advance payments, or

(iii)
either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York, New York 10004, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Portfolio Strategies, Inc. (“PSI”), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the Securities and Exchange Commission. (Registration Number 801-63226)

Transamerica Investment Management, LLC (“Transamerica”), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

Item 27.    Principal Underwriter

(a)   Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

(b)	The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant
Thomas A. Mulrooney	President	None
Lawrence C. Rafferty	Director	Chairman of the Board of Trustees
Stephen P. Sprague	Chief Financial Officer	Treasurer and Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.    Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.    Management Services

Not applicable.

Item 30.    Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 63 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on January 25, 2006.

POTOMAC FUNDS

By: /s/ Daniel D. O’Neill
    Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 63 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	January 25, 2006
Lawrence C. Rafferty

/s/ Jay F. Higgins*	Trustee	January 25, 2006
Jay F. Higgins

/s/ Daniel J. Byrne*	Trustee	January 25, 2006
Daniel J. Byrne

/s/ Kevin G. Boyle*	Trustee	January 25, 2006
Kevin G. Boyle

/s/ Gerald E. Shanley III*	Trustee	January 25, 2006
Gerald E. Shanley III

/s/ Daniel D. O’Neill Daniel D. O’Neill	President	January 25, 2006

/s/ Timothy P. Hagan Timothy P. Hagan	Chief Financial Officer	January 25, 2006

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President and Attorney-In Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm